UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-08606

Deutsche Target Date Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  11/30/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2014 (Unaudited)

Deutsche LifeCompass 2020 Fund
	Shares	Value ($)
Equity - Equity Funds 56.8%
Deutsche Capital Growth Fund "Institutional" (a)	18,168	1,540,995
Deutsche Core Equity Fund "Institutional" (a)	984,926	25,509,585
Deutsche EAFE Equity Index Fund "Institutional" (a)	506,676	7,250,531
Deutsche Emerging Markets Equity Fund "Institutional" (a)	272,679	4,510,112
Deutsche Equity 500 Index Fund "Institutional" (a)	102,285	23,996,017
Deutsche Global Equity Fund "Institutional" (a)	378,791	3,147,756
Deutsche Global Growth Fund "Institutional" (a)	41,121	1,194,976
Deutsche Global Infrastructure Fund "Institutional" (a)	459,248	7,168,855
Deutsche Global Small Cap Fund "Institutional" (a)	107,589	4,728,527
Deutsche Latin America Equity Fund "S" (a)	5,832	160,326
Deutsche Real Estate Securities Fund "Institutional" (a)	273,440	6,770,363
Deutsche Real Estate Securities Income Fund "Institutional" (a)	18,374	204,320
Deutsche Small Cap Core Fund "S" (a)	195,124	5,311,264
Deutsche Small Cap Growth Fund "S" (a)	20,755	684,722
Deutsche Small Cap Value Fund "Institutional" (a)	8,812	246,377
Deutsche World Dividend Fund "Institutional" (a)	80,807	2,436,331

Total Equity - Equity Funds (Cost $72,282,294)		94,861,057
Equity - Exchange-Traded Funds 4.9%
Deutsche X-trackers MSCI Europe Hedged Equity Fund (b)	20,000	554,000
Deutsche X-trackers MSCI Japan Hedged Equity Fund (b)	7,300	299,592
iShares MSCI Pacific ex Japan Fund	63,800	2,969,890
SPDR Barclays Convertible Securities Fund	75,170	3,781,803
SPDR S&P Emerging Asia Pacific Fund	6,600	570,636

Total Equity - Exchange-Traded Funds (Cost $7,463,312)		8,175,921
Fixed Income - Bond Funds 33.0%
Deutsche Core Plus Income Fund "Institutional" (a)	792,665	8,703,465
Deutsche Enhanced Commodity Strategy Fund "Institutional" (a)	447,806	6,452,886
Deutsche Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	557,213	5,800,589
Deutsche Enhanced Global Bond Fund "S" (a)	379,058	3,612,422
Deutsche Floating Rate Fund "Institutional" (a)	246,122	2,276,626
Deutsche Global Inflation Fund "Institutional" (a)	1,228,860	12,386,907
Deutsche High Income Fund "Institutional" (a)	692,335	3,378,594
Deutsche Short Duration Fund "S" (a)	656,942	5,958,462
Deutsche U.S. Bond Index Fund "Institutional" (a)	635,869	6,498,585

Total Fixed Income - Bond Funds (Cost $56,431,128)		55,068,536
Market Neutral Fund 1.2%
Deutsche Diversified Market Neutral Fund "Institutional" (a) (Cost $2,227,201)	240,354	2,074,255
Fixed Income - Money Market Fund 4.3%
Central Cash Management Fund, 0.06% (a) (c) (Cost $7,269,186)	7,269,186	7,269,186

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $145,673,121) †	100.2	167,448,955
Other Assets and Liabilities, Net	(0.2)	(326,612)

Net Assets	100.0	167,122,343

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†
The cost for federal income tax purposes was $145,677,836.  At November 30, 2014, net unrealized appreciation for all securities based on tax cost was $21,771,119.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $23,925,974 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,154,855.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc.
(b) Affiliated fund managed by DBX Advisors LLC, a subsidiary of Deutsche Bank AG.
(c) The rate shown is the annualized seven-day yield at period end.
EAFE: Europe, Australasia and Far East
MSCI: Morgan Stanley Capital International
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
A summary of the Fund’s transactions with affiliated funds during the period ended November 30, 2014 is as follows:

Affiliate	Value ($) at 8/31/2014	Purchases Cost ($)	Sales Cost ($)	Realized Gain/(Loss) ($)	Income Distribu- tions ($)	Capital Gain Distribu- tions ($)	Value ($) at 11/30/2014

Deutsche Capital Growth Fund	2,660,740	—	1,197,200	457,611	—	—	1,540,995
Deutsche Core Equity Fund	25,605,454	498,386	1,257,000	70,436	57,386	—	25,509,585
Deutsche Core Fixed Income Fund	7,877,092	—	7,803,215	168,036	—	—	—
Deutsche Core Plus Income Fund	3,146,380	6,036,050	490,600	(2,234)	68,935	—	8,703,465
Deutsche Diversified Market Neutral Fund	2,072,008	31,800	34,400	(3,751)	—	—	2,074,255
Deutsche EAFE Equity Index Fund	8,891,373	—	1,244,300	135,411	—	—	7,250,531
Deutsche Emerging Markets Equity Fund	4,983,934	53,900	168,000	(10,950)	—	—	4,510,112
Deutsche Enhanced Commodity Strategy Fund	6,210,182	615,187	—	—	97,287	—	6,452,886
Deutsche Enhanced Emerging Markets Fixed Income Fund	5,553,522	474,255	—	—	56,355	—	5,800,589
Deutsche Enhanced Global Bond Fund	3,831,308	46,708	128,000	(5,327)	46,708	—	3,612,422
Deutsche Equity 500 Index Fund	25,018,140	114,596	1,847,900	507,550	114,596	—	23,996,017
Deutsche Floating Rate Fund	3,462,610	27,479	1,164,200	(21,190)	27,479	—	2,276,626
Deutsche Global Equity Fund	3,511,994	—	282,600	55,224	—	—	3,147,756
Deutsche Global Growth Fund	1,349,748	—	99,000	25,835	—	—	1,194,976
Deutsche Global Inflation Fund	11,702,666	870,482	—	—	25,482	—	12,386,907
Deutsche Global Infrastructure Fund	6,218,684	979,342	—	—	4,942	—	7,168,855
Deutsche Global Small Cap Fund	5,408,696	—	381,500	(19,410)	—	—	4,728,527
Deutsche High Income Fund	2,305,438	1,244,782	87,400	(3,008)	45,282	—	3,378,594
Deutsche Latin America Equity Fund	304,701	1,100	99,400	(2,939)	—	—	160,326
Deutsche Real Estate Securities Fund	5,960,999	434,486	—	—	27,786	2,270	6,770,363
Deutsche Real Estate Securities Income Fund	184,101	18,570	—	—	—	—	204,320
Deutsche Short Duration Fund	6,896,791	42,656	918,000	(7,186)	42,656	—	5,958,462
Deutsche Small Cap Core Fund	5,790,888	—	460,100	124,343	—	—	5,311,264
Deutsche Small Cap Growth Fund	750,441	—	62,800	(4,250)	—	—	684,722
Deutsche Small Cap Value Fund	269,572	—	21,400	(14,840)	—	—	246,377
Deutsche U.S. Bond Index Fund	8,823,783	53,011	2,369,000	(100,520)	51,970	—	6,498,585
Deutsche World Dividend Fund	3,782,703	13,180	1,275,200	(59,091)	13,180	—	2,436,331
Deutsche X-trackers MSCI Europe Hedged Equity ETF	545,599	—	—	—	—	—	554,000
Deutsche X-trackers MSCI Japan Hedged Equity ETF	269,370	—	—	—	—	—	299,592
Central Cash Management Fund	690,763	10,772,164	4,193,741	—	507	—	7,269,186
Total	164,079,680	22,328,134	25,584,956	1,289,750	680,551	2,270	160,126,626

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$94,861,057	$—	$—	$94,861,057
Exchange-Traded Funds	8,175,921	—	—	8,175,921
Bond Funds	55,068,536	—	—	55,068,536
Market Neutral Fund	2,074,255	—	—	2,074,255
Money Market Fund	7,269,186	—	—	7,269,186
Total	$167,448,955	$—	$—	$167,448,955

There have been no transfers between fair value measurement levels during the period ended November 30, 2014.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche LifeCompass 2020 Fund, a series of Deutsche Target Date Series

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 22, 2015